Investments in Equity Investees - Summarized Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summarized balance sheet
Current assets	$ 530,740	$ 317,022
Current liabilities	(158,397)	(113,101)
Total shareholders' equity	518,949	312,903	$ 412,255	$ 483,883
Non-controlling interests	(34,833)	(24,891)
Net assets, excluding non-controlling interests	484,116	288,012
Equity Investees | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized balance sheet
Current assets	177,888	124,704
Non-current assets	95,731	95,096
Current liabilities	(137,179)	(124,051)
Non-current liabilities	(16,034)	(48,690)
Total shareholders' equity	120,406	47,059
Non-controlling interests	(982)	(2,518)
Net assets, excluding non-controlling interests	119,424	44,541	121,984	110,616
Equity Investees | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized balance sheet
Current assets	175,965	141,268
Non-current assets	93,361	91,098
Current liabilities	(109,873)	(79,533)
Non-current liabilities	(6,739)	(6,074)
Total shareholders' equity	152,714	146,759
Net assets, excluding non-controlling interests	$ 152,714	$ 146,759	$ 131,778	$ 132,731